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                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -------------

Check here if Amendment [  ];  Amendment Number:
                                                 ------

  This Amendment (Check only one.)           [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Triangle Peak Partners, LP
Address:   PO Box 3788
           Carmel Plaza, Suite 305 (Ocean & Mission Streets)
           Carmel, CA  93921

Form 13F File Number: 28-14694

The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott M. Bilyeu
Title:     Chief Compliance Officer
Phone:     831-293-8438

Signature, Place, and Date of Signing:

/s/ Scott M. Bilyeu          Carmel, CA                     August 3, 2012
--------------------         -------------                  --------------------
    [Signature]              [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -----------------

Form 13F Information Table Entry Total:     70
                                            -----------------

Form 13F Information Table Value Total:     57,405
                                            -----------------
                                                 (thousands)

List of Other Included Managers:

         NONE

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                           FORM 13F INFORMATION TABLE

                                                        COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
COLUMN 1                         COLUMN 2      COLUMN 3  VALUE   SHRS OR   SH/    PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000) PRN AMT   PRN    CALL DISCRETION MANAGERS  SOLE  SHARED   NONE
---------------------------- ---------------- --------- -------- ------- -------- ---- ---------- --------  ----- ------   ----
3M CO                              COM        88579Y101      263    2939   SH             Sole               2571           368
ACCENTURE PLC IRELAND          SHS CLASS A    G1151C101      268    4454   SH             Sole               3888           566
ADOBE SYS INC                      COM        00724F101      263    8129   SH             Sole               7095          1034
ALTERA CORP                        COM        021441100      212    6279   SH             Sole               5481           798
ALTRIA GROUP INC                   COM        02209S103      253    7313   SH             Sole               6257          1056
AMERICAN EXPRESS CO                COM        025816109      296    5077   SH             Sole               4432           645
ANALOG DEVICES INC                 COM        032654105      242    6411   SH             Sole               5590           821
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR   03524A108      269    3372   SH             Sole               2885           487
APOLLO GROUP INC                   CL A       037604105      251    6939   SH             Sole               6071           868
APPLE INC                          COM        037833100      244     417   SH             Sole                365            52
ASML HOLDING N V                NY REG SHS    N07059186      301    5847   SH             Sole               5129           718
AVAGO TECHNOLOGIES LTD             SHS        Y0486S104      269    7495   SH             Sole               6549           946
BAXTER INTL INC                    COM        071813109      248    4669   SH             Sole               4090           579
BIOGEN IDEC INC                    COM        09062X103      308    2132   SH             Sole               1860           272
BRITISH AMERN TOB PLC         SPONSORED ADR   110448107      234    2289   SH             Sole               2289
CAPITAL ONE FINL CORP              COM        14040H105      305    5582   SH             Sole               4875           707
CARDINAL HEALTH INC                COM        14149Y108      254    6049   SH             Sole               5284           765
GROUPE CGI INC                 CL A SUB VTG   39945C109      304   12660   SH             Sole              11073          1587
CHECK POINT SOFTWARE TECH LT       ORD        M22465104      224    4511   SH             Sole               3931           580
COACH INC                          COM        189754104      205    3506   SH             Sole               3057           449
COLGATE PALMOLIVE CO               COM        194162103      292    2807   SH             Sole               2486           321
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD   20441W203      217    5651   SH             Sole               4835           816
DELTIC TIMBER CORP                 COM        247850100      939   15397   SH             Sole              13454          1943
DIAGEO P L C                   SPON ADR NEW   25243Q205      243    2356   SH             Sole               2016           340
DISH NETWORK CORP                  CL A       25470M109      253    8864   SH             Sole               7742          1122
DOLLAR TREE INC                    COM        256746108      322    5982   SH             Sole               5212           770
EXPRESS SCRIPTS HOLDING CO         COM        30219G108      271    4853   SH             Sole               4237           616
EXXON MOBIL CORP                   COM        30231G102      260    3041   SH             Sole               2660           381
GARMIN LTD                         SHS        H2906T109      218    5694   SH             Sole               4944           750
GILEAD SCIENCES INC                COM        375558103      266    5179   SH             Sole               4499           680
GOLDMAN SACHS GROUP INC            COM        38141G104      210    2188   SH             Sole               1914           274
GOOGLE INC                         CL A       38259P508      258     444   SH             Sole                388            56
RYDEX ETF TRUST              GUG S&P500 EQ WT 78355W106     7449  150426   SH             Sole             131493         18933
INTERNATIONAL BUSINESS MACHS       COM        459200101      238    1216   SH             Sole               1055           161
ISHARES INC                   MSCI CDA INDEX  464286509     1548   59913   SH             Sole              48958         10955
ISHARES INC                    MSCI JAPAN     464286848     2836  301376   SH             Sole             264280         37096
ISHARES TR                    BARCLYS MBS BD  464288588      372    3434   SH             Sole                             3434
ISHARES TR                    IBOXX INV CPBD  464287242     2464   20954   SH             Sole                            20954
ISHARES TR                    S&P MIDCAP 400  464287507     1059   11241   SH             Sole               9826          1415
ISHARES TR                    S&P SMLCAP 600  464287804      256    3497   SH             Sole               3056           441
KOHLS CORP                         COM        500255104      243    5351   SH             Sole               4657           694
LORILLARD INC                      COM        544147101      295    2232   SH             Sole               1943           289
MATTEL INC                         COM        577081102      257    7934   SH             Sole               6941           993
MCDONALDS CORP                     COM        580135101      238    2688   SH             Sole               2338           350
MCGRAW HILL COS INC                COM        580645109      232    5146   SH             Sole               4485           661
MCKESSON CORP                      COM        58155Q103      306    3266   SH             Sole               2856           410
MICROSOFT CORP                     COM        594918104      256    8378   SH             Sole               7329          1049
MOLSON COORS BREWING CO            CL B       60871R209      203    4877   SH             Sole               4173           704
MOODYS CORP                        COM        615369105      243    6659   SH             Sole               5812           847
NORDSTROM INC                      COM        655664100      260    5227   SH             Sole               4562           665
ORACLE CORP                        COM        68389X105      265    8939   SH             Sole               7799          1140
PHILIP MORRIS INTL INC             COM        718172109      286    3283   SH             Sole               2895           388

PLUM CREEK TIMBER CO INC           COM        729251108      940   23678   SH             Sole              20749          2929
RAYONIER INC                       COM        754907103     1040   23170   SH             Sole              20353          2817
REYNOLDS AMERICAN INC              COM        761713106      233    5200   SH             Sole               4449           751
ROGERS COMMUNICATIONS INC          CL B       775109200      236    6524   SH             Sole               5696           828
SELECT SECTOR SPDR TR         SBI CONS STPLS  81369Y308     1036   29785   SH             Sole              26354          3431
SELECT SECTOR SPDR TR         SBI HEALTHCARE  81369Y209      626   16466   SH             Sole              14007          2459
SELECT SECTOR SPDR TR         SBI INT-ENERGY  81369Y506     1174   17683   SH             Sole              15271          2412
SELECT SECTOR SPDR TR          SBI INT-INDS   81369Y704      402   11280   SH             Sole               9971          1309
SELECT SECTOR SPDR TR           TECHNOLOGY    81369Y803     2074   72194   SH             Sole              64347          7847
STATE STR CORP                     COM        857477103      286    6402   SH             Sole               5571           831
TJX COS INC NEW                    COM        872540109      329    7672   SH             Sole               6844           828
UNITED TECHNOLOGIES CORP           COM        913017109      248    3280   SH             Sole               2864           416
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042858     7321  183345   SH             Sole             159822         23523
VANGUARD INTL EQUITY INDEX F   MSCI PAC ETF   922042866     4508   89947   SH             Sole              73208         16739
VANGUARD INTL EQUITY INDEX F MSCI EUROPE ETF  922042874     7963  185919   SH             Sole             145488         40431
WATERS CORP                        COM        941848103      230    2900   SH             Sole               2529           371
WELLS FARGO & CO NEW               COM        949746101      283    8473   SH             Sole               7363          1110
WESTERN DIGITAL CORP               COM        958102105      208    6816   SH             Sole               5945           871
REPORT SUMMARY                      70                     57405